Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (Detail) - USD ($) $ in Thousands	May 16, 2016	Mar. 31, 2017	Sep. 30, 2016	Feb. 29, 2016	Sep. 30, 2015	Sep. 30, 2014
Liabilities and Stockholders' Equity
Goodwill		$ 4,663	$ 4,663		$ 0	$ 0
CBN
Assets
Cash and cash equivalents	$ 28,104			$ 10,001
Other interest bearing deposits	4,994
Investment securities	16,723
Federal Home Loan Bank stock	405
Loans receivable	111,740			16,363
Allowance for loan losses	0
Loans receivable, net	111,740
Office properties and equipment, net	2,829
Accrued interest receivable	540
Intangible assets	607			272
Foreclosed and repossessed assets, net	222
Other assets	1,305			786
TOTAL ASSETS	167,469			17,323
Liabilities and Stockholders' Equity
Deposits	151,020			27,131
Federal Home Loan Bank advances	3,000
Other liabilities	230
Total liabilities	154,250
Common stock	0
Additional paid-in capital	0
Retained earnings	0
Unearned deferred compensation	0
Accumulated other comprehensive loss	0
Total stockholders' equity	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	154,250
Total identifiable net assets acquired	13,219
Purchase price	17,447
Goodwill	4,228		$ 4,663	$ 435	0
Previously Reported
Assets
Cash and cash equivalents	28,104
Other interest bearing deposits	5,000
Investment securities	16,825
Federal Home Loan Bank stock	405
Loans receivable	113,649
Allowance for loan losses	(1,832)
Loans receivable, net	111,817
Office properties and equipment, net	2,741
Accrued interest receivable	540
Intangible assets	0
Foreclosed and repossessed assets, net	265
Other assets	1,345
TOTAL ASSETS	167,042
Liabilities and Stockholders' Equity
Deposits	151,302
Federal Home Loan Bank advances	3,000
Other liabilities	230
Total liabilities	154,532
Common stock	0
Additional paid-in capital	12,510
Retained earnings	0
Unearned deferred compensation	0
Accumulated other comprehensive loss	0
Total stockholders' equity	12,510
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	167,042
Goodwill					$ 0	$ 0
Fair Value Adjustments
Assets
Cash and cash equivalents	0
Other interest bearing deposits	(6)
Investment securities	(102)
Federal Home Loan Bank stock	0
Loans receivable	(1,909)
Allowance for loan losses	1,832
Loans receivable, net	(77)
Office properties and equipment, net	88
Accrued interest receivable	0
Intangible assets	607
Foreclosed and repossessed assets, net	(43)
Other assets	(40)
TOTAL ASSETS	427
Liabilities and Stockholders' Equity
Deposits	(282)
Federal Home Loan Bank advances	0
Other liabilities	0
Total liabilities	(282)
Common stock	0
Additional paid-in capital	(12,510)
Retained earnings	0
Unearned deferred compensation	0
Accumulated other comprehensive loss	0
Total stockholders' equity	(12,510)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ (12,792)